Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
(Loss) income before income taxes	$ (159,080,687)	$ (473,836,766)	$ (221,082,361)	$ (456,931,217)	$ (589,404,886)	$ (6,463,606)
Income tax recovery (expense)	$ 24,460,758	$ (3,935,160)	$ 24,418,531	$ 6,541,380	$ 2,372,552	$ 0